Warrants, Convertible Loans and Other Financial Liabilities - Additional information (Details) - EUR (€) € in Thousands				1 Months Ended	12 Months Ended
	Sep. 14, 2021	Mar. 26, 2021	Mar. 11, 2020	Jan. 31, 2021	Dec. 31, 2021
Disclosure of other provisions [line items]
Warrants exercisable term					30 days
Warrants expiration term					5 years
Shares issued upon conversion of loan	274,272	7,187
Amount of convertible loan to equity		€ 85,900	€ 85,900	€ 1,850
Convertible loan interest rate			2.00%	5.00%
Convertible loans consideration received in excess of fair value		€ 34,084	€ 34,084
Convertible loans embedded derivative and host contract	€ 2,056
Convertible loans embedded derivative and host contract transferred to subscribed capital	33
Convertible loans embedded derivative and host contract transferred to capital reserve	€ 2,023
Public Warrants
Disclosure of other provisions [line items]
Warrants outstanding					12,650,000
Private Warrants
Disclosure of other provisions [line items]
Warrants outstanding					7,060,000
Class A shares
Disclosure of other provisions [line items]
Shares issued upon conversion of loan		20,533,259